Expense Example - Short Real Estate ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	1,152	2,129	4,599	281	1,436	2,576	5,356